UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:
                                                ------
This Amendment (Check only one.):    [     ] is a restatement.
                                     [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Promistar Financial Corporation
Address:        551 Main Street
                Johnstown, PA 15901

Form 13F File Number: 28-07666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Steven C. Ackmann
Title:     President and Chief Operating Officer
Phone:     814 532 3801

Signature, Place, and Date of Signing:

/s/ Steven C. Ackmann         Johnstown, Pennsylvania            August 10, 2001
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Report Type:

[     ]    13F HOLDINGS REPORT.

[ X   ]    13F NOTICE.

[     ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

      Form 13F File Number                      Name

      28-07668                                  Promistar Trust Company